INCENTIVE STOCK PLANS - Performance Share Activity (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Units
Beginning balance (in shares)	381,034
Granted (in shares)	183,223
Units Distributed (in shares)	(108,217)
Cancelled (in shares)	(16,854)
Ending balance (in shares)	439,186	381,034
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 39.56
Weighted average price of restricted stock granted (in dollars per share)	34.51	$ 37.77	$ 45.68
Units Distributed (in dollars per share)	36.08
Cancelled (in dollars per share)	34.76
Ending balance (in dollars per share)	$ 38.50	$ 39.56